PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Average weighted duration of defined benefit liability (Details) - Y	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Average weighted duration of defined benefit liability	8.5	8.9
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Average weighted duration of defined benefit liability	18.7	12.7